STATUTORY RESERVE AND RESTRICTED NET ASSETS - Summary of Statutory reserve activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Addition to statutory reserve	$ 0	$ 0	$ 0
Statutory Reserves.
Balance - beginning of the year	170,066	118,789	29,199
Addition to statutory reserve	29,587	51,277	89,590
Balance - ending of the year	199,653	170,066	118,789
TRX ZJ | Statutory Reserves.
Balance - beginning of the year	126,204	95,225	29,199
Addition to statutory reserve		30,979	66,026
Balance - ending of the year	126,204	126,204	95,225
NDB Technology | Statutory Reserves.
Balance - beginning of the year	2,680
Addition to statutory reserve		2,680
Balance - ending of the year	2,680	2,680
TYDW Technology | Statutory Reserves.
Balance - beginning of the year	41,182	23,564
Addition to statutory reserve	29,587	17,618	23,564
Balance - ending of the year	$ 70,769	$ 41,182	$ 23,564